Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Financial Instruments

17. Financial Instruments (Restated (See Note 1(e))

The following tables present information about the Company’s financial instruments measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:

	Fair Value Measurements as of June 30, 2021 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Investment	$641	$—	$—	$641
Liabilities:
Derivative warrants	$—	$—	$(5,270)	$(5,270)
	$—	$—	$(5,270)	$(5,270)
	Fair Value Measurements as of December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Investment	$845	$—	$—	$845
Liabilities:
Convertible debt	$—	$—	$(1,327)	$(1,327)
Financing Facility	—	—	(102)	(102)
Derivative warrants	—	—	(47)	(47)
	$—	$—	$(1,476)	$(1,476)

The following method was used to estimate the fair values of our financial instruments:

The carrying amount of level 1 financial instruments approximates fair value because of the short maturity of the instruments. Financial assets and liabilities are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies, or similar techniques, and at least one significant model assumption or input is unobservable. Level 3 financial assets also include investment securities in 2020 for which there is limited market activity such that the determination of fair value requires significant judgment or estimation.

The Company reviews the fair value hierarchy classification on a quarterly basis. Changes in the ability to observe valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy. The Company’s policy is to recognize transfers into and out of levels within the fair value hierarchy at the date the actual event or change in circumstances that caused the transfer occurs. When a determination is made to classify an asset or liability within Level 3, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. There were no transfers between level 1 or level 2 during the six months ended June 30, 2021 and the year ended December 31, 2020. The following table provides a reconciliation of the beginning and ending balances of the item measured at fair value on a recurring basis in the table above that used significant unobservable inputs (Level 3):

Level 3	June 30, 2021	December 31, 2020
Beginning balance	$1,476	$3,793
Gains included in net loss	—	845
Transfers out of level 3	—	(845)
Issuance of convertible debt	1,200	4,670
Issuance of investor warrants	5,151	—
	7,827	8,463
Financing Facility:
Fair value adjustment	20	(524)
Translation effect	(3)	(99)
Converted to equity on settlement	—	(1,413)

Fair value adjustments:
TO1 Warrants	—	(14)
TO2 Warrants	(46)	(1,594)
Translation effect	(1)	—
Convertible debt	298	(681)
Debt conversion	(2,825)	(2,662)
Ending balance	$5,270	$1,476

23. Financial Instruments

The following tables present information about the Company’s financial instruments measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:

	Fair Value Measurements as of December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Investment	$845	$—	$—	$845
Liabilities:
Convertible debt	$—	$—	$(1,327)	$(1,327)
Financing Facility	—	—	(102)	(102)
Derivative warrants	—	—	(47)	(47)
	$—	$—	$(1,476)	$(1,476)
	Fair Value Measurements as of December 31, 2019 Using:
	Level 1	Level 2	Level 3*	Total
Assets:
Investment	$—	$—	$137	$137
Liabilities:
Financing Facility	$—	$—	$(2,138)	$(2,138)
Derivative warrants	—	—	(1,655)	(1,655)
	$—	$—	$(3,793)	$(3,793)

The following method was used to estimate the fair values of our financial instruments:

The carrying amount of level 1 financial instruments approximates fair value because of the short maturity of the instruments. Financial assets and liabilities are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies, or similar techniques, and at least one significant model assumption or input is unobservable. Level 3 financial assets also include investment securities in 2020 for which there is limited market activity such that the determination of fair value requires significant judgment or estimation.

The Company reviews the fair value hierarchy classification on a quarterly basis. Changes in the ability to observe valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy. The Company’s policy is to recognize transfers into and out of levels within the fair value hierarchy at the date the actual event or change in circumstances that caused the transfer occurs. When a determination is made to classify an asset or liability within Level 3, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. There were no transfers between level 1 or level 2 during the years ended December 31, 2020 and December 31, 2019. The following table provides a reconciliation of the beginning and ending balances of the item measured at fair value on a recurring basis in the table above that used significant unobservable inputs (Level 3):

	Year ended December 31,
Level 3	2020	2019
Beginning balance – assets:	$137	$—
Transfers into level 3	—	137
Transfers out of level 3 to level 1	(137)	—
Ending balance – assets:	$—	$137

Beginning balance – liabilities:	$3,793	$—
Gains included in net loss	845	—
Transfers out of level 3	(845)	—
Issuance of convertible debt (Note 13)	4,670	—
Issuance of investor warrants (Note 14(a)	—	3,514
Issuance of Financing Facility (Note 14(b))	—	2,935
	8,463	6,449
Financing Facility adjustments (Note 14(b)):
Fair value	(524)	—
Translation effect	(100)	(124)
Cash (partial) settlement	—	(673)
Converted to equity on settlement	(1,412)	—

Fair value adjustments:
TO1 Warrants (Note 14(a))	(14)	(1,727)
TO2 Warrants (Note 14(a))	(1,594)	(132)
Convertible debt (Note 13)	(681)	—
Debt conversion (Note 13)	(2,662)	—
Ending balance – liabilities	$1,476	$3,793